Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Basis of presentation of the financial statements
a.	Basis of presentation of the financial statements:

These financial statements have been prepared in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).

The Company’s financial statements have been prepared on a cost basis, except for:

financial instruments which are measured at fair value through profit or loss and investments in available-for-sale financial assets.

The Company has elected to present profit or loss items using the “function of expense” method.

Functional currency, reporting currency and foreign currency
b.	Functional currency, reporting currency and foreign currency:

1.	Functional currency and reporting currency:

The reporting currency of the financial statements is the NIS.

The functional currency is the currency that best reflects the economic environment in which the Company operates and conducts its transactions. Most of the Company costs are incurred in NIS. In addition, the Company financing activities are incurred in NIS. The Company’s management believes that the functional currency of the Company is the NIS.

2.	Transactions, assets and liabilities in foreign currency:

Transactions denominated in foreign currency are recorded upon initial recognition at the exchange rate at the date of the transaction. After initial recognition, monetary assets and liabilities denominated in foreign currency are translated at the end of each reporting period into the functional currency at the exchange rate at that date. Exchange rate differences are recognized in profit or loss.

Convenience translation into U.S. dollars
c.	Convenience translation into U.S. dollars:

The financial statements as of December 31, 2017 and for the year then ended have been translated into U.S. Dollars using the exchange rate of the U.S. Dollar as of December 31, 2017 (U.S. $ 1.00 = NIS 3.467). The translation was made solely for convenience purposes.

The dollar amounts presented in these financial statements should not be construed as representing amounts that are receivable or payable in Dollars or convertible into Dollars, unless otherwise indicated.

Cash equivalents
d.	Cash equivalents:

Cash equivalents are considered as highly liquid investments, including unrestricted short-term bank deposits with an original maturity of three months or less from the date of acquisition.

Short-term deposits
e.	Short-term deposits:

Short-term bank deposits are deposits with an original maturity of more than three months from the date of investment and which do not meet the definition of cash equivalents. The deposits are presented according to their terms of deposit.

Property and equipment
f.	Property and equipment:

Property, plant and equipment are measured at cost, including directly attributable costs, less accumulated depreciation, accumulated impairment losses and excluding day-to-day servicing expenses.

Depreciation is calculated on a straight-line basis over the useful life of the assets at annual rates as follows:

%
Laboratory equipment	15
Office furniture and equipment	6 - 33
Computers	33
Leasehold improvements	(*)

(*)	Leasehold improvements are depreciated on a straight-line basis over the shorter of the lease term (including the extension option held by the Company and intended to be exercised) and the expected life of the improvement.

The useful life, depreciation method and residual value of an asset are reviewed at least each year-end and any changes are accounted for prospectively as a change in accounting estimate.

An item of property and equipment is derecognized upon disposal or when no future economic benefits are expected from its use or disposal.

Research and development expenses, net of participations
g.	Research and development expenses, net of participations:

Research and development expenses are recognized in profit or loss when incurred. An intangible asset arising from a development project or from the development phase of an internal project is recognized if the Company can demonstrate the technical feasibility of completing the intangible asset so that it will be available for use or sale; the Company’s intention to complete the intangible asset and use or sell it; the Company’s ability to use or sell the intangible asset; how the intangible asset will generate future economic benefits; the availability of adequate technical, financial and other resources to complete the intangible asset; and the Company’s ability to measure reliably the expenditure attributable to the intangible asset during its development. Since the Company’s research and development projects are often subject to regulatory approval procedures and other uncertainties, the conditions for the capitalization of costs incurred before receipt of approvals are not normally satisfied and, therefore, development expenditures are recognized in profit or loss when incurred.

Government investment grants
h.	Government investment grants:

Government grants are recognized when there is reasonable assurance that the grants will be received and the Company will comply with the attendant conditions.

Research and development grants received from the Israeli Innovation Authority (“IIA”) are recognized upon receipt as a liability only if future economic benefits are expected from the project that will result in royalty-bearing sales. A liability for the grant is first measured at fair value using a discount rate that reflects a market interest rate. The difference between the amount of the grant received and the fair value of the liability is accounted for as a government grant and recognized as a reduction of research and development expenses. After initial recognition, the liability is measured at amortized cost using the effective interest method.

Future Royalty payments will be treated as a reduction of the liability. In that event, the royalty obligation is treated as a contingent liability in accordance with IAS 37, “Provisions, Contingent Liabilities and Contingent Assets” (“IAS 37”).

At the end of each reporting period, the Company evaluates whether there is reasonable assurance that the received grants will not be repaid based on its best estimate of future sales and, if so, no liability is recognized and the grants are recorded against a corresponding reduction in research and development expenses.

Since the Company’s development projects are at the beginning of Phase 3 clinical trials, future economic benefits from the research and development activity are currently expected. Therefore, a liability was recorded with respect to the IIA grants, against a corresponding increase in research and development expenses.

Research and development grants received from the European Union are recorded against a corresponding reduction in research and development expenses. Since they are non-refundable and do not depend on the generation of future sales.

Impairment of non-financial assets
i.	Impairment of non-financial assets:

The Company evaluates the need to record an impairment of the carrying amount of non-financial assets whenever events or changes in circumstances indicate that the carrying amount is not recoverable. If the carrying amount of non-financial assets exceeds their recoverable amount, the assets are reduced to their recoverable amount. The recoverable amount of an asset that does not generate independent cash flows is determined for the cash-generating unit to which the asset belongs and is calculated based on the projected cash flows that will be generated by the cash generated unit. Impairment losses are recognized in profit or loss.

An impairment loss of an asset is reversed only if there have been changes in the estimates used to determine the asset’s recoverable amount since the last impairment loss was recognized. Reversal of an impairment loss, as above, shall not be increased above the lower of the carrying amount that would have been determined (net of depreciation or amortization) had no impairment loss been recognized for the asset in prior years, and its recoverable amount.

The Company did not recognize any impairment of non-financial assets for any of the periods presented.

Financial instruments
j.	Financial instruments:

1.	Financial assets:

Financial assets within the scope of IAS 39, “Financial Instruments: Recognition and Measurement” (“IAS 39”) are initially recognized at fair value plus directly attributable transaction costs, except for financial assets measured at fair value through profit or loss in respect of which transaction costs are recorded in profit or loss.

After initial recognition, the accounting treatment of financial assets is based on their classification as follows:

Financial assets at fair value through profit or loss

This category includes financial assets designated upon initial recognition as at fair value through profit or loss.

Loans and receivables

The Company has receivables that are financial assets with fixed or determinable payments that are not quoted in an active market.

Available-for-sale financial assets

Available-for-sale financial assets are (non-derivative) financial assets that are designated as available for sale or are not classified in any of the three preceding categories. After initial recognition, available-for-sale financial assets are measured at fair value. Gains or losses from fair value adjustments, except for interest, exchange rate differences that relate to debt instruments and dividends from an equity instrument, are recognized in other comprehensive income. When the investment is disposed of or in case of impairment, the other comprehensive income (loss) is transferred to profit or loss.

2.	Financial liabilities:

Financial liabilities within the scope of IAS 39 are initially measured at fair value.

After initial recognition, the accounting treatment of financial liabilities is based on their classification as follows:

Financial liabilities measured at amortized cost:

Loans and other liabilities are measured at amortized cost using the effective interest method taking into account directly attributable transaction costs.

Financial liabilities at fair value through profit or loss:

Financial liabilities at fair value through profit or loss include financial liabilities classified as held for trading and financial liabilities designated upon initial recognition as at fair value through profit or loss.

3.	De-recognition of financial instruments:

a)	Financial assets:

A financial asset is derecognized when the contractual rights to the cash flows from the financial asset expire or the Company has transferred its contractual rights to receive cash flows from the financial asset or assumes an obligation to pay the cash flows in full without material delay to a third party and has transferred substantially all the risks and rewards of the asset, or has neither transferred nor retained substantially all the risks and rewards of the asset, but has transferred control of the asset.

b)	Financial liabilities:

A financial liability is derecognized when it is extinguished, that is when the obligation is discharged or cancelled or expires. A financial liability is extinguished when the debtor (the Company) discharges the liability by paying in cash, other financial assets, goods or services; or is legally released from the liability.

4.	Issue of a unit of securities:

The issue of a unit of securities involves the allocation of the proceeds received (before issuance expenses) to the components of the securities issued in the unit based on the following order: financial derivatives and other financial instruments measured at fair value in each period. Then fair value is determined for financial liabilities and compound instruments that are presented at amortized cost. The proceeds allocated to equity instruments are the residual amount. Issue costs are allocated to each component pro rata to the amounts determined for each component in the unit.

5.	Impairment of financial assets:

The Company assesses at the end of each reporting period whether there is any objective evidence of impairment of a financial asset or group of financial assets as follows:

Available-for-sale financial assets

For equity instruments classified as available-for-sale financial assets, evidence of impairment includes a significant or prolonged decline in the fair value of the asset below its cost and evaluation of changes in the technological, economic or legal environment or in the market in which the issuer of the instrument operates. The determination of a significant or prolonged impairment depends on the circumstances at each reporting date. In making such a determination, historical volatility in fair value is considered, as well as a decline in fair value of 20% or more, or a decline in fair value whose duration is six months or more. Where there is evidence of impairment, the cumulative loss recorded in other comprehensive income is reclassified to profit or loss. In subsequent periods, any reversal of the impairment loss is recognized in other comprehensive income.

Provisions
k.	Provisions:

A provision in accordance with IAS 37 is recognized when the Company has a present obligation (legal or constructive) as a result of a past event, it is expected to require the use of economic resources to settle the obligation and a reliable estimate can be made of it.

Operating leases
l.	Operating leases:

Lease agreements are classified as an operating lease if they do not transfer substantially all the risks and benefits incidental to ownership of the leased asset. Operating lease payments are recognized as an expense in profit or loss on a straight-line basis over the lease term.

Employee benefit liabilities
m.	Employee benefit liabilities:

The Group has several employee benefit plans:

1.	Short-term employee benefits:

Short-term employee benefits include salaries, paid annual leave, paid sick leave, recreation and social security contributions and are recognized as expenses as the services are rendered.

2.	Post-employment benefits:

Post-employment benefit plans are normally financed by contributions to insurance companies and classified as defined contribution plans or as defined benefit plans.

The Company has defined contribution plans pursuant to Section 14 of the Severance Pay Law into which the Company pays fixed contributions and has no legal or constructive obligation to pay further contributions on account of severance pay if the fund does not hold sufficient amounts to pay all employee benefits relating to employee service in current and prior periods.

Contributions to the defined contribution plan in respect of severance or retirement pay are recognized as an expense when contributed concurrently with performance of the employee’s services.

Share-based payment transactions
n.	Share-based payment transactions:

From time to time, the Company grants to its employees and service providers remuneration in the form of equity-settled share-based instruments, such as options to purchase ordinary shares.

Equity-settled transactions:

The cost of equity-settled transactions with employees is measured at the fair value of the equity instruments granted at grant date. The fair value is determined using an acceptable option pricing model.

With respect to other service providers, the cost of the transactions is measured at the fair value of the goods or services received as consideration for equity instruments. In cases where the fair value of the goods or services received as consideration of equity instruments cannot be measured, they are measured by reference to the fair value of the equity instruments granted.

The cost of equity-settled transactions is recognized in profit or loss, together with a corresponding increase in equity, during the period which the performance or service conditions are to be satisfied, ending on the date on which the relevant employees become fully entitled to the award (the “Vesting Period”).

No expense is recognized for awards that do not ultimately vest, except for awards where vesting is conditional upon a market condition, which are treated as vested irrespective of whether the market condition is satisfied, provided that all other vesting conditions are satisfied.

Loss per share
o.	Loss per share:

Loss per share is calculated by dividing the loss attributable to Company shareholders by the weighted number of outstanding ordinary shares during the period. Potential Ordinary shares are only included in the computation of diluted loss per share when their conversion increases loss per share or decreases income per share. Potential Ordinary shares that are converted during the period are included in diluted loss per share only until the conversion date.